Leases - Schedule of balance sheet information related to lease agreements (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	$ 36,239	$ 41,638
Current lease liabilities	8,591	6,498
Non-current lease liabilities	28,694	$ 34,469
Total operating lease liabilities:	37,285
Lease Agreements [Member]
Assets and Liabilities, Lessee [Abstract]
Operating lease right-of-use assets	692
Current lease liabilities	378
Non-current lease liabilities	341
Total operating lease liabilities:	$ 719